Note 9. Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in $000's except for per share data)	2012	2011	2010
Basic earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532

Basic net earnings per common share	$0.01	$0.00	$0.02

Diluted earnings per common share:
Net earnings	$164	$28	$190

Weighted-average common shares outstanding	11,655	11,592	11,532
Add: Effect of dilutive stock options	3	7	6
Adjusted weighted-average common shares outstanding	11,658	11,599	11,538

Diluted net earnings per common share	$0.01	$0.00	$0.02